OMB APPROVAL
UNITED STATES	OMB Number:	3235-0675
SECURITIES AND EXCHANGE COMMISSION	Expires:	May 31, 2018
Washington, D.C. 20549	Estimated average burden
	hours per response	311.22

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 1, 2015	to	June 30, 2015

Date of Report (Date of earliest event reported	June 30, 2015

Commission File Number of securitizer:	025-0327

Central Index Key Number of securitizer:	0001541428

Wade Wilson, (314) 512-5257
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number. OMB Number

GENERAL INSTRUCTIONS

A. Rule as to Use of Form ABS-15G.

This form shall be used to comply with the requirements of Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) and Rule 15Ga-2 (17 CFR 240.15Ga-2) under the Exchange Act.

B. Events to be Reported and Time for Filing of Reports.

Forms filed under Rule 15Ga-1. In accordance with Rule 15Ga-1, file the information required by Part I in accordance with Item 1.01, Item 1.02, or Item 1.03, as applicable. If the filing deadline for the information occurs on a Saturday, Sunday or holiday on which the Commission is not open for business, then the filing deadline shall be the first business day thereafter.

Forms furnished under Rule 15Ga-2. In accordance with Rule 15Ga-2, furnish the information required by Part II no later than five business days prior to the first sale of securities in the offering.

C. Preparation of Report.

This form is not to be used as a blank form to be filed in, but only as a guide in the preparation of the report on paper meeting the requirements of Rule 12b-12 (17 CFR 240.12b-12). The report shall contain the number and caption of the applicable item, but the text of such item may be omitted, provided the answers thereto are prepared in the manner specified in Rule 12b-13 (17 CFR 240.12b-13). All items that are not required to be answered in a particular report may be omitted and no reference thereto need be made in the report. All instructions should also be omitted.

D. Signature and Filing of Report.

1. Forms fi led under Rule 15Ga-1. Any form fi led for the purpose of meeting the requirements in Rule 15Ga-1 must be signed by the senior officer in charge of securitization of the securitizer.

2. Forms furnished under Rule 15Ga-2. Any form furnished for the purpose of meeting the requirements in Rule 15Ga-2 must be signed by a senior offi cer in charge of securitization of the depositor if information required by Item 2.01 is required to be provided and must be signed by a duly authorized offi cer of the underwriter if information required by Item 2.02 is required to be provided.

3. Copies of report. If paper fi ling is permitted, three complete copies of the report shall be filed with, or furnished to, the Commission, as applicable.

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the fi ling requirements of Rule 15Ga-1(c)(1).

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the fi ling requirements of Rule 15Ga-1(c)(2).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

If a securitizer terminates its reporting obligation pursuant to Rule 15Ga-1(c)(3), provide the date of the last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Provide the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) for any third-party due diligence report obtained by the issuer.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Provide the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) for any third-party due diligence report obtained by the underwriter.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Enterprise Fleet Management, Inc.	(Securitizer, Depositor or Underwriter)

Date	August 11, 2015

/s/ William W. Snyder, Vice President and Treasurer	(Signature)*
*Print name and title of the signing officer under his signature.